Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Disclosure Of Interests In Associates Explanatory
13.1 Details of investments in associates and joint ventures as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location

	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1 1	15.19	￦	259	￦	1,622	￦	1,622	Investment finance	Korea
KB-KDBC Pre-IPO New Technology Business Investment Fund 2	66.66		8,801		11,789		11,789	Investment finance	Korea
KB Star Office Private Real Estate Master Fund No.1	21.05		20,000		26,240		26,240	Investment finance	Korea
Balhae Infrastructure Company 1	12.61		105,924		99,785		99,785	Investment finance	Korea
Aju Good Technology Venture Fund	38.46		12,343		22,921		22,921	Investment finance	Korea
SY Auto Capital Co., Ltd.	49.00		9,800		19,835		18,222	Auto loans	Korea
Incheon Bridge Co., Ltd. 1	14.99		9,158		(19,481)		—	Operation of highways and related facilities	Korea
Big Dipper Co., Ltd. 1	25.14		440		(147)		—	Research, consulting, and big data	Korea
Paycoms Co., Ltd. 3	11.05		800		181		525	System software publishing	Korea
Food Factory Co., Ltd. 4	22.22		1,000		633		1,320	Farm product distribution	Korea
KBSP Private Equity Fund No.4 1	14.95		6,100		5,628		5,628	Investment finance	Korea
Korea Credit Bureau Co., Ltd. 1	9.00		4,500		4,497		4,497	Credit information	Korea
KB Social Impact Investment Fund	30.00		4,500		4,282		4,282	Investment finance	Korea
KB-Solidus Global Healthcare Fund 2	43.33		45,557		48,201		48,898	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		2,776		5,413		5,413	Investment finance	Korea
KB-TS Technology Venture Private Equity Fund 2	56.00		14,280		16,828		16,828	Investment finance	Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund 2	42.55		25,250		29,669		28,919	Investment finance	Korea
KB-SJ Tourism Venture Fund 1	18.52		4,999		4,146		4,146	Investment finance	Korea
UNION Media Commerce Fund	28.99		1,000		959		959	Investment finance	Korea
KB-Stonebridge Secondary Private Equity Fund 1	14.56		21,641		21,948		21,948	Investment finance	Korea
KB SPROTT Renewable Private Equity Fund No.1 2	37.69		5,795		4,680		4,680	Investment finance	Korea
KB-UTC Inno-Tech Venture Fund 2	44.29		21,375		20,972		20,972	Investment finance	Korea
WJ Private Equity Fund No.1	26.95		10,000		9,604		9,604	Investment finance	Korea
All Together Korea Fund No.2 5	99.99		10,000		10,070		10,070	Asset management	Korea
KB-NAU Special Situation Corporate Restructuring Private Equity Fund 1	12.00		13,392		15,254		15,254	Asset management	Korea
Project Vanilla Co., Ltd.	49.00		2,450		525		525	Investment finance	Korea
December & Company Inc. 1	16.78		25,330		9,054		21,388	Investment finance	Korea
2020 KB Fintech Renaissance Fund 1	5.05		550		618		618	Investment finance	Korea
KB Material and Parts No.1 PEF 1	14.47		3,400		3,343		3,343	Investment finance	Korea
FineKB Private Equity Fund No.1	25.00		8,375		8,067		8,067	Investment finance	Korea
KB Bio Private Equity No.3 Ltd. 1	12.20		10,000		9,950		9,950	Investment finance	Korea
G payment Joint Stock Company	43.84		9,029		3,175		9,350	Investment advisory and securities trading	Vietnam
498 Seventh Owners LLC 6	49.90		166,851		—		—	Real estate investment	United States
Smart Korea KB Future9-Sejong Venture Fund	38.46		1,000		962		962	Investment finance	Korea
KB-KTB Technology Venture Fund 2	50.50		5,600		5,503		5,554	Investment finance	Korea
KB-SOLIDUS Healthcare Investment Fund 2	88.23		1,800		1,800		1,800	Investment finance	Korea
Paramark KB Fund No.1	20.69		2,040		1,850		1,850	Investment finance	Korea
Others			2,475		81		789

		￦	598,590	￦	410,457	￦	448,718

	December 31, 2022
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location

	(In millions of Korean won)
KB-KDBC Pre-IPO New Technology Business Investment Fund 2	66.66	￦	3,601	￦	5,978	￦	5,978	Investment finance	Korea
Balhae Infrastructure Company 1	12.61		96,516		90,653		90,617	Investment finance	Korea
Aju Good Technology Venture Fund	38.47		8,143		19,840		19,836	Investment finance	Korea
SY Auto Capital Co., Ltd.	49.00		9,800		20,250		19,162	Auto loans	Korea
Incheon Bridge Co., Ltd. 1	14.99		9,158		(15,963)		—	Operation of highways and related facilities	Korea
Big Dipper Co., Ltd. 1	17.86		440		60		60	Research, consulting, and big data	Korea
Paycoms Co., Ltd. 3	12.24		800		201		213	System software publishing	Korea
Food Factory Co., Ltd. 4	22.22		1,000		696		1,399	Farm product distribution	Korea
KBSP Private Equity Fund No.4 1	14.95		6,100		1,892		1,892	Investment finance	Korea
Korea Credit Bureau Co., Ltd. 1	9.00		4,500		4,959		4,959	Credit information	Korea
KB Social Impact Investment Fund	30.00		4,500		4,266		4,266	Investment finance	Korea
KB-Solidus Global Healthcare Fund 2	43.33		25,927		21,735		22,432	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		1,826		4,798		4,798	Investment finance	Korea
KB-TS Technology Venture Private Equity Fund 2	56.00		9,744		13,794		13,794	Investment finance	Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund 2	42.55		12,450		17,801		17,051	Investment finance	Korea
KB-SJ Tourism Venture Fund 1	18.52		4,599		3,773		3,773	Investment finance	Korea
UNION Media Commerce Fund	28.99		1,000		957		957	Investment finance	Korea
KB-Stonebridge Secondary Private Equity Fund 1	14.56		23,801		25,144		25,144	Investment finance	Korea
KB SPROTT Renewable Private Equity Fund No.1 2	37.69		18,041		16,539		16,539	Investment finance	Korea
KB-UTC Inno-Tech Venture Fund 2	44.29		21,375		19,180		19,180	Investment finance	Korea
WJ Private Equity Fund No.1	26.95		10,000		9,542		9,542	Investment finance	Korea
All Together Korea Fund No.2 5	99.99		10,000		10,244		10,244	Asset management	Korea
KB-NAU Special Situation Corporate Restructuring Private Equity Fund 1	12.00		10,006		12,554		12,554	Asset management	Korea
December & Company Inc. 1	16.78		29,951		3,735		16,029	Investment finance	Korea
2020 KB Fintech Renaissance Fund 1	5.05		550		630		630	Investment finance	Korea
KB Material and Parts No.1 PEF 1	14.47		3,400		3,321		3,321	Investment finance	Korea
FineKB Private Equity Fund No.1	25.00		12,775		10,483		10,483	Investment finance	Korea
G payment Joint Stock Company	43.84		9,029		2,917		9,281	Investment advisory and securities trading	Vietnam
KB-GeneN Medical Venture Fund No.1	22.52		2,000		1,965		1,965	Investment finance	Korea
KB-BridgePole Venture Investment Fund 1	6.30		850		835		835	Investment finance	Korea
KB-Kyobo New Mobility Power Fund	28.57		3,000		2,826		2,826	Investment finance	Korea
DA-Friend New Technology Investment Fund No.2	27.06		988		949		949	Investment finance	Korea
Cornerstone Pentastone Fund No.4	21.52		818		792		792	Investment finance	Korea
SKS-VLP New Technology Investment Fund No.2	23.11		1,156		1,121		1,121	Investment finance	Korea
Star-Lord General Investors Private Real Estate Investment Company No.10	26.24		46,700		45,157		—	Real estate investment	Korea
KB-Badgers Future Mobility ESG Fund No.1	40.91		2,137		1,475		1,475	Investment finance	Korea
JS Private Equity Fund No.3	20.48		1,700		1,664		1,664	Investment finance	Korea
Mirae Asset Mobility Investment Fund No.1	22.99		2,000		1,979		1,979	Investment finance	Korea
KB-FT 1st Green Growth Investment Fund 1	10.34		2,000		1,970		1,970	Investment finance	Korea

	December 31, 2022
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location

	(In millions of Korean won)
Glenwood Credit Private Equity Fund No.2	29.89		42,000		43,468		43,468	Investment finance	Korea
THE CHAEUL FUND NO.1	31.25		1,000		989		989	Investment finance	Korea
Smart Korea KB Future9-Sejong Venture Fund	38.46		2,000		1,870		1,870	Investment finance	Korea
KB-KTB Technology Venture Fund 2	50.90		16,800		16,256		16,256	Investment finance	Korea
KB-SOLIDUS Healthcare Investment Fund 2	88.23		19,800		18,651		18,651	Investment finance	Korea
Paramark KB Fund No.1	17.34		12,199		10,966		10,966	Investment finance	Korea
KB Co-Investment Private Equity Fund No.1 1	7.12		7,268		7,269		7,233	Investment finance	Korea
POSITIVE Sobujang Venture Fund No.1	43.96		2,000		1,977		1,977	Investment finance	Korea
History 2022 Fintech Fund	34.78		2,000		1,981		1,981	Investment finance	Korea
PEBBLES-MW M.C.E New Technology Investment Fund 1 st	23.26		2,000		1,982		1,982	Investment finance	Korea
KB-NP Green ESG New Technology Venture Capital Fund	29.85		9,350		9,043		9,043	Investment finance	Korea
TMAP Mobility Co., Ltd. 1	8.25		200,000		61,518		194,455	Application software development and supply	Korea
Nextrade Co., Ltd. 1	6.64		9,700		9,700		9,700	Investment finance	Korea
Shinhan Global Mobility Fund1	24.56		1,345		1,345		1,345	Investment finance	Korea
SKB Next Unicorn K-Battery Fund No.1	24.84		1,995		1,995		1,995	Investment finance	Korea
Others			2,029		(741)		1,049

		￦	743,867	￦	558,981	￦	682,670

1
As of December 31, 2021 and 2022, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.

2
In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative
members; the Group has applied the equity method as the Group cannot control the investee by itself.

3	The ownership of Paycoms Co., Ltd. would be 21.84% and 21.68% as of December 31, 2021 and 2022, respectively, considering the potential voting rights of convertible bonds.
4	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2021 and 2022, respectively, considering the potential voting rights of convertible bonds.
5	As of December 31, 2021 and 2022, the Group participates in the investment management committee but cannot exercise control.
6	The investment was classified as assets of a disposal group held for sale as of December 31, 2021.

Disclosure Of Reconciliation Of Summarised Financial Information Of Associate Accounted For Using Equity Method To Carrying Amount Of Interest In Associate Explanatory
13.2 Condensed financial information, adjustments to the carrying amount, and dividend from major investments in associates and joint ventures as of and for the years ended December 31, 2021 and 2022, are as follows:

	December 31, 2021 *
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount

	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	10,678	￦	3	￦	4,015	￦	10,675	￦	1,622	￦	—	￦	1,622
KB-KDBC Pre-IPO New Technology Business Investment Fund		18,069		385		13,200		17,684		11,789		—		11,789
KB Star Office Private Real Estate Master Fund No.1		247,259		122,620		95,000		124,639		26,240		—		26,240
Balhae Infrastructure Company		853,961		62,336		840,323		791,625		99,785		—		99,785
Aju Good Technology Venture Fund		64,303		4,703		32,100		59,600		22,921		—		22,921
SY Auto Capital Co., Ltd.		88,144		47,665		20,000		40,479		19,835		(1,613)		18,222
Incheon Bridge Co., Ltd.		560,570		690,530		61,096		(129,960)		(19,481)		19,481		—
Big Dipper Co., Ltd.		143		748		1,750		(605)		(147)		147		—
Paycoms Co., Ltd.		3,597		1,960		855		1,637		181		344		525
Food Factory Co., Ltd.		8,332		5,482		450		2,850		633		687		1,320
KBSP Private Equity Fund No.4		37,646		5		40,800		37,641		5,628		—		5,628
Korea Credit Bureau Co., Ltd.		128,297		78,328		10,000		49,969		4,497		—		4,497
KB Social Impact Investment Fund		14,431		157		15,000		14,274		4,282		—		4,282
KB-Solidus Global Healthcare Fund		112,358		1,126		68,400		111,232		48,201		697		48,898
POSCO-KB Shipbuilding Fund		17,754		432		8,880		17,322		5,413		—		5,413
KB-TS Technology Venture Private Equity Fund		35,279		5,228		25,500		30,051		16,828		—		16,828
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		69,943		221		61,100		69,722		29,669		(750)		28,919
KB-SJ Tourism Venture Fund		22,947		557		27,000		22,390		4,146		—		4,146
UNION Media Commerce Fund		3,318		10		3,450		3,308		959		—		959
KB-Stonebridge Secondary Private Equity Fund		151,004		316		148,587		150,688		21,948		—		21,948
KB SPROTT Renewable Private Equity Fund No.1		13,886		1,467		15,376		12,419		4,680		—		4,680
KB-UTC Inno-Tech Venture Fund		47,848		497		48,260		47,351		20,972		—		20,972
WJ Private Equity Fund No.1		35,799		170		37,100		35,629		9,604		—		9,604
All Together Korea Fund No.2		10,073		1		10,002		10,072		10,070		—		10,070
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		127,960		844		111,600		127,116		15,254		—		15,254
Project Vanilla Co., Ltd.		1,283		211		5,000		1,072		525		—		525
December & Company Inc.		71,219		17,276		37,241		53,943		9,054		12,334		21,388
2020 KB Fintech Renaissance Fund		12,252		5		10,900		12,247		618		—		618
KB Material and Parts No.1 PEF		23,104		—		23,500		23,104		3,343		—		3,343
FineKB Private Equity Fund No.1		32,583		315		33,500		32,268		8,067		—		8,067
KB Bio Private Equity No.3 Ltd.		81,691		101		82,000		81,590		9,950		—		9,950
G payment Joint Stock Company		7,797		557		2,950		7,240		3,175		6,175		9,350
Smart Korea KB Future9-Sejong Venture Fund		2,581		81		2,600		2,500		962		—		962
KB-KTB Technology Venture Fund		11,008		101		11,000		10,907		5,503		51		5,554
KB-SOLIDUS Healthcare Investment Fund		2,040		—		2,040		2,040		1,800		—		1,800
Paramark KB Fund No.1		8,943		3		9,860		8,940		1,850		—		1,850

	2021*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends

	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	4,594	￦	4,180	￦	—	￦	4,180	￦	—
KB-KDBC Pre-IPO New Technology Business Investment Fund		530		120		—		120		—
KB Star Office Private Real Estate Master Fund No.1		18		(127)		—		(127)		963
Balhae Infrastructure Company		97,833		19,559		—		19,559		9,121
Aju Good Technology Venture Fund		22,486		15,407		—		15,407		—
SY Auto Capital Co., Ltd.		14,316		2,193		104		2,297		—
Incheon Bridge Co., Ltd.		84,068		(16,219)		—		(16,219)		—
Big Dipper Co., Ltd.		939		(583)		—		(583)		—
Paycoms Co., Ltd.		1,515		857		—		857		—
Food Factory Co., Ltd.		8,853		354		—		354		—
KBSP Private Equity Fund No.4		(1,358)		(2,154)		—		(2,154)		—
Korea Credit Bureau Co., Ltd.		128,150		(27,327)		—		(27,327)		90
KB Social Impact Investment Fund		7		(306)		—		(306)		—
KB-Solidus Global Healthcare Fund		18,782		13,396		—		13,396		—
POSCO-KB Shipbuilding Fund		1,880		376		—		376		—
KB-TS Technology Venture Private Equity Fund		2,094		(1,151)		—		(1,151)		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		14,244		8,495		—		8,495		—
KB-SJ Tourism Venture Fund		170		(2,631)		—		(2,631)		—
UNION Media Commerce Fund		—		(3)		—		(3)		—
KB-Stonebridge Secondary Private Equity Fund		55,572		54,053		—		54,053		9,895
KB SPROTT Renewable Private Equity Fund No.1		—		(983)		—		(983)		—
KB-UTC Inno-Tech Venture Fund		1,080		32		—		32		—
WJ Private Equity Fund No.1		291		(398)		—		(398)		—
All Together Korea Fund No.2		53		47		—		47		—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		20,594		16,252		—		16,252		—
Project Vanilla Co., Ltd.		—		(3,231)		—		(3,231)		—
December & Company Inc.		3,982		(20,767)		—		(20,767)		—
2020 KB Fintech Renaissance Fund		1,566		1,411		—		1,411		—
KB Material and Parts No.1 PEF		451		42		—		42		34
FineKB Private Equity Fund No.1		2		(1,155)		—		(1,155)		—
KB Bio Private Equity No.3 Ltd.		4		(410)		—		(410)		—
G payment Joint Stock Company		819		(762)		—		(762)		—
Smart Korea KB Future9-Sejong Venture Fund		2		(100)		—		(100)		—
KB-KTB Technology Venture Fund		8		(93)		—		(93)		—
KB-SOLIDUS Healthcare Investment Fund		—		—		—		—		—
Paramark KB Fund No.1		—		(920)		—		(920)		—

	December 31, 2022*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount

	(In millions of Korean won)
KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	9,226	￦	260	￦	5,400	￦	8,966	￦	5,978	￦	—	￦	5,978
Balhae Infrastructure Company		781,317		62,422		765,686		718,895		90,653		(36)		90,617
Aju Good Technology Venture Fund		58,749		7,171		21,180		51,578		19,840		(4)		19,836
SY Auto Capital Co., Ltd.		85,077		43,749		20,000		41,328		20,250		(1,088)		19,162
Incheon Bridge Co., Ltd.		554,738		661,227		61,096		(106,489)		(15,963)		15,963		—
Big Dipper Co., Ltd.		642		308		493		334		60		—		60
Paycoms Co., Ltd.		3,781		2,032		926		1,749		201		12		213
Food Factory Co., Ltd.		8,599		5,468		450		3,131		696		703		1,399
KBSP Private Equity Fund No.4		13,432		776		40,800		12,656		1,892		—		1,892
Korea Credit Bureau Co., Ltd.		155,165		100,065		10,000		55,100		4,959		—		4,959

	December 31, 2022*
	Total assets	Total liabilities	Paid-in capital	Equity	Share of net asset amount	Unrealized gains (losses) and others	Consolidated carrying amount

	(In millions of Korean won)
KB Social Impact Investment Fund	14,658	439	15,000	14,219	4,266	—	4,266
KB-Solidus Global Healthcare Fund	50,796	639	23,100	50,157	21,735	697	22,432
POSCO-KB Shipbuilding Fund	15,675	321	5,840	15,354	4,798	—	4,798
KB-TS Technology Venture Private Equity Fund	30,346	5,714	17,400	24,632	13,794	—	13,794
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	42,538	705	31,020	41,833	17,801	(750)	17,051
KB-SJ Tourism Venture Fund	20,926	551	24,840	20,375	3,773	—	3,773
UNION Media Commerce Fund	3,319	18	3,450	3,301	957	—	957
KB-Stonebridge Secondary Private Equity Fund	172,979	349	163,413	172,630	25,144	—	25,144
KB SPROTT Renewable Private Equity Fund No.1	44,880	996	47,868	43,884	16,539	—	16,539
KB-UTC Inno-Tech Venture Fund	44,111	809	48,260	43,302	19,180	—	19,180
WJ Private Equity Fund No.1	35,561	161	37,100	35,400	9,542	—	9,542
All Together Korea Fund No.2	10,246	1	10,001	10,245	10,244	—	10,244
KB-NAU Special Situation Corporate Restructuring Private Equity Fund	102,827	498	81,100	102,329	12,554	—	12,554
December & Company Inc.	35,602	13,271	37,367	22,331	3,735	12,294	16,029
2020 KB Fintech Renaissance Fund	12,529	38	10,900	12,491	630	—	630
KB Material and Parts No.1 PEF	22,953	2	23,500	22,951	3,321	—	3,321
FineKB Private Equity Fund No.1	43,759	1,828	51,100	41,931	10,483	—	10,483
G payment Joint Stock Company	10,177	3,523	2,950	6,654	2,917	6,364	9,281
KB-GeneN Medical Venture Fund No.1	8,770	48	8,880	8,722	1,965	—	1,965
KB-BridgePole Venture Investment Fund	13,331	73	13,500	13,258	835	—	835
KB-Kyobo New Mobility Power Fund	9,932	40	10,500	9,892	2,826	—	2,826
DA-Friend New Technology Investment Fund No.2	3,527	21	3,650	3,506	949	—	949
Cornerstone Pentastone Fund No.4	3,704	23	3,800	3,681	792	—	792
SKS-VLP New Technology Investment Fund No.2	4,855	2	5,001	4,853	1,121	—	1,121
Star-Lord General Investors Private Real Estate Investment Company No.10	585,401	413,283	178,000	172,118	45,157	(45,157)	—
KB-Badgers Future Mobility ESG Fund No.1	3,607	—	5,225	3,607	1,475	—	1,475
JS Private Equity Fund No.3	8,126	1	8,300	8,125	1,664	—	1,664
Mirae Asset Mobility Investment Fund No.1	8,683	73	8,700	8,610	1,979	—	1,979
KB-FT 1st Green Growth Investment Fund 1	19,051	—	19,345	19,051	1,970	—	1,970
Glenwood Credit Private Equity Fund No.2	145,787	376	140,500	145,411	43,468	—	43,468
THE CHAEUL FUND NO.1	3,166	—	3,200	3,166	989	—	989
Smart Korea KB Future9-Sejong Venture Fund	4,862	—	5,200	4,862	1,870	—	1,870
KB-KTB Technology Venture Fund	32,214	280	33,000	31,934	16,256	—	16,256
KB-SOLIDUS Healthcare Investment Fund	21,483	345	22,440	21,138	18,651	—	18,651
Paramark KB Fund No.1	63,260	22	70,169	63,238	10,966	—	10,966
KB Co-Investment Private Equity Fund No.1	101,771	198	102,067	101,573	7,269	(36)	7,233

	December 31, 2022*
	Total assets	Total liabilities	Paid-in capital	Equity	Share of net asset amount	Unrealized gains (losses) and others	Consolidated carrying amount

	(In millions of Korean won)
POSITIVE Sobujang Venture Fund No.1	4,521	23	4,550	4,498	1,977	—	1,977
History 2022 Fintech Fund	5,695	—	5,750	5,695	1,981	—	1,981
PEBBLES-MW M.C.E New Technology Investment Fund 1 st	8,562	40	8,600	8,522	1,982	—	1,982
KB-NP Green ESG New Technology Venture Capital Fund	31,838	638	32,260	31,200	9,043	—	9,043
TMAP Mobility Co., Ltd.	920,597	174,696	8,677	745,901	61,518	132,937	194,455
Nextrade Co., Ltd.	146,100	—	146,100	146,100	9,700	—	9,700
Shinhan Global Mobility Fund1	5,474	—	5,700	5,474	1,345	—	1,345
SKB Next Unicorn K-Battery Fund No.1	5,705	14	5,691	5,691	1,995	—	1,995

	2022*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends

	(In millions of Korean won)
KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	1,699	￦	(917)	￦	—	￦	(917)	￦	—
Balhae Infrastructure Company		100,720		133,964		—		133,964		16,646
Aju Good Technology Venture Fund		22,381		6,018		—		6,018		1,200
SY Auto Capital Co., Ltd.		11,569		474		374		848		—
Incheon Bridge Co., Ltd.		130,456		23,754		—		23,754		—
Big Dipper Co., Ltd.		834		(672)		—		(672)		—
Paycoms Co., Ltd.		1,266		399		—		399		—
Food Factory Co., Ltd.		9,059		605		—		605		—
KBSP Private Equity Fund No.4		6		(24,985)		—		(24,985)		—
Korea Credit Bureau Co., Ltd.		144,906		13,809		—		13,809		—
KB Social Impact Investment Fund		240		(55)		—		(55)		—
KB-Solidus Global Healthcare Fund		2,952		(15,775)		—		(15,775)		—
POSCO-KB Shipbuilding Fund		1,721		1,072		—		1,072		—
KB-TS Technology Venture Private Equity Fund		1,043		2,682		—		2,682		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		11,851		1,541		—		1,541		—
KB-SJ Tourism Venture Fund		719		145		—		145		—
UNION Media Commerce Fund		—		(8)		—		(8)		—
KB-Stonebridge Secondary Private Equity Fund		22,445		20,887		—		20,887		2,006
KB SPROTT Renewable Private Equity Fund No.1		—		(1,020)		—		(1,020)		—
KB-UTC Inno-Tech Venture Fund		—		(905)		(1,647)		(2,552)		—
WJ Private Equity Fund No.1		430		(229)		—		(229)		—
All Together Korea Fund No.2		179		173		—		173		—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		21,470		5,713		—		5,713		—
December & Company Inc.		868		(32,002)		—		(32,002)		—
2020 KB Fintech Renaissance Fund		395		243		—		243		—
KB Material and Parts No.1 PEF		451		83		—		83		34

	2022*
	Operating revenue	Net profit (loss)	Other comprehensive income (loss)	Total comprehensive income (loss)	Dividends

	(In millions of Korean won)
FineKB Private Equity Fund No.1	14,244	(7,938)	—	(7,938)	—
G payment Joint Stock Company	3,401	(831)	—	(831)	—
KB-GeneN Medical Venture Fund No.1	1	(158)	—	(158)	—
KB-BridgePole Venture Investment Fund	4	(242)	—	(242)	—
KB-Kyobo New Mobility Power Fund	2	(608)	—	(608)	—
DA-Friend New Technology Investment Fund No.2	—	(144)	—	(144)	—
Cornerstone Pentastone Fund No.4	—	(119)	—	(119)	—
SKS-VLP New Technology Investment Fund No.2	1	(148)	—	(148)	—
Star-Lord General Investors Private Real Estate Investment Company No.10	16,792	(4,254)	—	(4,254)	—
KB-Badgers Future Mobility ESG Fund No.1	—	(1,618)	—	(1,618)	—
JS Private Equity Fund No.3	—	(175)	—	(175)	—
Mirae Asset Mobility Investment Fund No.1	9	(90)	—	(90)	—
KB-FT 1st Green Growth Investment Fund 1	5	(294)	—	(294)	—
Glenwood Credit Private Equity Fund No.2	5,286	4,911	—	4,911	—
THE CHAEUL FUND NO.1	—	(34)	—	(34)	—
Smart Korea KB Future9-Sejong Venture Fund	13	(236)	—	(236)	—
KB-KTB Technology Venture Fund	134	(973)	—	(973)	—
KB-SOLIDUS Healthcare Investment Fund	14	(1,302)	—	(1,302)	—
Paramark KB Fund No.1	581	(6,010)	—	(6,010)	—
KB Co-Investment Private Equity Fund No.1	14	(494)	—	(494)	—
POSITIVE Sobujang Venture Fund No.1	1	(52)	—	(52)	—
History 2022 Fintech Fund	—	(55)	—	(55)	—
PEBBLES-MW M.C.E New Technology Investment Fund 1 st	—	(78)	—	(78)	—
KB-NP Green ESG New Technology Venture Capital Fund	19	(1,059)	—	(1,059)	—
TMAP Mobility Co., Ltd.	139,792	(132,476)	—	(132,476)	—
Nextrade Co., Ltd.	—	—	—	—	—
Shinhan Global Mobility Fund1	—	(226)	—	(226)	—
SKB Next Unicorn K-Battery Fund No.1	1	—	—	—	—

*
The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.

Schedule Of Changes Investments In Associates
13.3 Changes in carrying amount of investments in associates and joint ventures for the years ended December 31, 2021 and 2022, are as follows:

	2021 1
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income (loss)		Ending

	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	1,279	￦	—	￦	(292)	￦	—	￦	635	￦	—	￦	1,622
KB GwS Private Securities Investment Trust		141,359		—		(141,359)		—		—		—		—
KB-KDBC Pre-IPO New Technology Business Investment Fund		16,042		—		(4,800)		—		547		—		11,789
KB Star Office Private Real Estate Master Fund No.1		20,066		—		—		(963)		7,137		—		26,240
Balhae Infrastructure Company		106,624		280		(463)		(9,121)		2,465		—		99,785
Aju Good Technology Venture Fund		21,348		—		(4,770)		—		6,343		—		22,921
SY Auto Capital Co., Ltd.		16,144		—		—		—		2,027		51		18,222
Incheon Bridge Co., Ltd.		—		—		—		—		—		—		—
Big Dipper Co., Ltd.		—		—		—		—		—		—		—
Paycoms Co., Ltd.		198		—		—		—		327		—		525
Food Factory Co., Ltd.		1,281		—		—		—		7		32		1,320
KBSP Private Equity Fund No.4		5,950		—		—		—		(322)		—		5,628
KB Private Equity Fund No.3		94		—		(13)		(81)		—		—		—
Korea Credit Bureau Co., Ltd.		7,153		—		—		(90)		(2,566)		—		4,497
KoFC POSCO Hanwha KB Shared Growth Private Equity Fund No.2		9,845		—		(9,725)		(2,120)		2,000		—		—
Keystone-Hyundai Securities No.1 Private Equity Fund		1,556		—		(1,044)		(512)		—		—		—
KB Social Impact Investment Fund		2,874		1,500		—		—		(92)		—		4,282
KB-Solidus Global Healthcare Fund		46,213		—		(3,120)		—		5,805		—		48,898
POSCO-KB Shipbuilding Fund		12,895		—		(7,599)		—		117		—		5,413
KB-TS Technology Venture Private Equity Fund		17,630		3,080		(5,376)		—		1,494		—		16,828
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		26,763		10,000		(10,800)		—		2,956		—		28,919
KB-SJ Tourism Venture Fund		4,133		499		—		—		(486)		—		4,146
UNION Media Commerce Fund		960		—		—		—		(1)		—		959
KB-Stonebridge Secondary Private Equity Fund		16,636		13,257		(5,924)		(9,895)		7,874		—		21,948
KB SPROTT Renewable Private Equity Fund No.1		5,049		—		—		—		(369)		—		4,680
KB-UTC Inno-Tech Venture Fund		16,999		5,085		(1,126)		—		14		—		20,972
WJ Private Equity Fund No.1		9,711		—		—		—		(107)		—		9,604
All Together Korea Fund No.2		10,023		—		—		—		47		—		10,070
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		5,611		7,692		—		—		1,951		—		15,254
JR Global REIT		215,854		—		(209,250)		(6,604)		—		—		—
Project Vanilla Co., Ltd.		2,151		—		—		—		(1,626)		—		525
December & Company Inc.		24,402		481		—		—		(3,507)		12		21,388
2020 KB Fintech Renaissance Fund		547		—		—		—		71		—		618
KB Material and Parts No.1 PEF		3,371		—		—		(34)		6		—		3,343
FineKB Private Equity Fund No.1		—		8,375		—		—		(308)		—		8,067
KB Bio Private Equity No.3 Ltd.		—		10,000		—		—		(50)		—		9,950
K The 15th REIT Co., Ltd.		—		8,600		(8,600)		—		—		—		—
G payment Joint Stock Company		—		9,684		—		—		(334)		—		9,350
498 Seventh Owners LLC 2		—		172,907		(169,424)		(3,483)		—		—		—
Smart Korea KB Future9-Sejong Venture Fund		—		1,000		—		—		(38)		—		962
KB-KTB Technology Venture Fund		—		5,601		—		—		(47)		—		5,554
KB-SOLIDUS Healthcare Investment Fund		—		1,800		—		—		—		—		1,800
Paramark KB Fund No.1		—		2,040		—		—		(190)		—		1,850
Others		674		—		—		—		(303)		418		789

	￦	771,435	￦	261,881	￦	(583,685)	￦	(32,903)	￦	31,477	￦	513	￦	448,718

	2022 1
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income (loss)		Ending

	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	1,622	￦	—	￦	(1,429)	￦	—	￦	(193)	￦	—	￦	—
KB-KDBC Pre-IPO New Technology Business Investment Fund		11,789		—		(5,200)		—		(611)		—		5,978
KB Star Office Private Real Estate Master Fund No.1		26,240		—		(5,960)		(20,280)		—		—		—
Balhae Infrastructure Company		99,785		—		(9,408)		(16,646)		16,886		—		90,617
Incheon Bridge Co., Ltd.		—		—		—		—		—		—		—
Aju Good Technology Venture Fund		22,921		—		(4,200)		(1,200)		2,315		—		19,836
SY Auto Capital Co., Ltd.		18,222		—		—		—		757		183		19,162
Big Dipper Co., Ltd.		—		291		—		—		(231)		—		60
Paycoms Co., Ltd.		525		—		—		—		(312)		—		213
Food Factory Co., Ltd.		1,320		—		—		—		132		(53)		1,399
KBSP Private Equity Fund No.4		5,628		—		—		—		(3,736)		—		1,892
Korea Credit Bureau Co., Ltd.		4,497		—		—		—		462		—		4,959
KB Social Impact Investment Fund		4,282		—		—		—		(16)		—		4,266
KB-Solidus Global Healthcare Fund		48,898		—		(19,630)		—		(6,836)		—		22,432
POSCO-KB Shipbuilding Fund		5,413		—		(950)		—		335		—		4,798
KB-TS Technology Venture Private Equity Fund		16,828		—		(4,536)		—		1,502		—		13,794
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		28,919		—		(12,800)		—		932		—		17,051
KB-SJ Tourism Venture Fund		4,146		—		(400)		—		27		—		3,773
UNION Media Commerce Fund		959		—		—		—		(2)		—		957
KB-Stonebridge Secondary Private Equity Fund		21,948		4,370		(2,210)		(2,006)		3,042		—		25,144
KB SPROTT Renewable Private Equity Fund No.1		4,680		12,246		—		—		(387)		—		16,539
KB-UTC Inno-Tech Venture Fund		20,972		—		—		—		(1,306)		(486)		19,180
WJ Private Equity Fund No.1		9,604		—		—		—		(62)		—		9,542
All Together Korea Fund No.2		10,070		—		—		—		174		—		10,244
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		15,254		1,320		(4,706)		—		686		—		12,554
Project Vanilla Co., Ltd.		525		—		(525)		—		—		—		—
December & Company Inc.		21,388		—		(49)		—		(5,353)		43		16,029
2020 KB Fintech Renaissance Fund		618		—		—		—		12		—		630
KB Material and Parts No.1 PEF		3,343		—		—		(34)		12		—		3,321
FineKB Private Equity Fund No.1		8,067		7,500		(3,100)		—		(1,984)		—		10,483
KB Bio Private Equity No.3 Ltd.		9,950		—		(3,922)		(6,028)		—		—		—
G payment Joint Stock Company		9,350		295		—		—		(364)		—		9,281
Apollo REIT PropCo LLC		—		19,968		(19,968)		—		—		—		—
KB-GeneN Medical Venture Fund No.1		—		2,000		—		—		(35)		—		1,965
KB-BridgePole Venture Investment Fund		—		850		—		—		(15)		—		835
KB-Kyobo New Mobility Power Fund		—		3,000		—		—		(174)		—		2,826
DA-Friend New Technology Investment Fund No.2		—		988		—		—		(39)		—		949
Cornerstone Pentastone Fund No.4		—		818		—		—		(26)		—		792
SKS-VLP New Technology Investment Fund No.2		—		1,156		—		—		(35)		—		1,121
Star-Lord General Investors Private Real Estate Investment Company No.10		—		46,700		—		—		(46,700)		—		—
KB-Badgers Future Mobility ESG Fund No.1		—		2,137		—		—		(662)		—		1,475
JS Private Equity Fund No.3		—		1,700		—		—		(36)		—		1,664
Mirae Asset Mobility Investment Fund No.1		—		2,000		—		—		(21)		—		1,979
KB-FT 1st Green Growth Investment Fund 1		—		2,000		—		—		(30)		—		1,970
Glenwood Credit Private Equity Fund No.2		—		42,000		—		—		1,468		—		43,468
THE CHAEUL FUND NO.1		—		1,000		—		—		(11)		—		989
Smart Korea KB Future9-Sejong Venture Fund		962		1,000		—		—		(92)		—		1,870
KB-KTB Technology Venture Fund		5,554		11,200		—		—		(498)		—		16,256
KB-SOLIDUS Healthcare Investment Fund		1,800		18,000		—		—		(1,149)		—		18,651
Paramark KB Fund No.1		1,850		12,444		(2,285)		—		(1,043)		—		10,966
KB Co-Investment Private Equity Fund No.1		—		7,268		—		—		(35)		—		7,233
POSITIVE Sobujang Venture Fund No.1		—		2,000		—		—		(23)		—		1,977
History 2022 Fintech Fund		—		2,000		—		—		(19)		—		1,981
PEBBLES-MW M.C.E New Technology Investment Fund 1 st		—		2,000		—		—		(18)		—		1,982
KB-NP Green ESG New Technology Venture Capital Fund		—		9,350		—		—		(307)		—		9,043
TMAP Mobility Co., Ltd.		—		200,000		—		—		(5,797)		252		194,455
Nextrade Co., Ltd.		—		9,700		—		—		—		—		9,700
Shinhan Global Mobility Fund1		—		1,345		—		—		—		—		1,345
SKB Next Unicorn K-Battery Fund No.1		—		1,995		—		—		—		—		1,995
Others		789		50		(43)		—		75		178		1,049

	￦	448,718	￦	430,691	￦	(101,321)	￦	(46,194)	￦	(49,341)	￦	117	￦	682,670

1	Gains on disposal of investments in associates and joint ventures amount to ￦ 62,048 million ￦ 20,585 million for the years ended December 31, 2021 and 2022, respectively.
2	The investment was classified as assets of a disposal group held for sale as of December 31, 2021.

Schedule Of Accumulated Unrecognized Share Of Losses Investment In Associates
13.4 Unrecognized share of losses of investments in associates and joint ventures due to the discontinuation of recognizing share of losses, for the years ended December 31, 2021 and 2022, and accumulated amount of unrecognized losses as of December 31, 2021 and 2022, are as follows:

	Unrecognized losses for the period				Accumulated unrecognized losses
	2021		2022		December 31, 2021		December 31, 2022

	(In millions of Korean won)
DSMETAL Co., Ltd.	￦	38	￦	—	￦	103	￦	103
Incheon Bridge Co., Ltd.		1,381		(3,518)		19,481		15,963
Jungdong Steel Co., Ltd.		—		—		489		489
Shinla Construction Co., Ltd.		—		—		183		183
Jaeyang Industry Co., Ltd.		—		—		30		30
Terra Corporation		—		—		14		14
Jungdo Co., Ltd.		239		(8)		551		543
Jinseung Tech Co., Ltd.		12		(15)		33		18
Korea NM Tech Co., Ltd.		—		3		28		31
Chongil Machine & Tools Co., Ltd.		49		7		68		75
Skydigital Inc.		68		3		174		177
Imt Technology Co., Ltd.		(3)		—		—		—
Jo Yang Industrial Co., Ltd.		9		8		105		113
IDTECK Co., Ltd.		(72)		(144)		144		—
MJT&I Corp.		152		1		152		153
Dae-A Leisure Co., Ltd.		202		310		202		512
Il-Kwang Electronic Materials Co., Ltd.		160		(2)		160		158
Inter Shipping Co., Ltd.		117		1,022		117		1,139
Dongjo Co., Ltd		—		696		—		696
Iwon Alloy Co., Ltd.		—		19		—		19
Chunsung-meat co., ltd.		—		24		—		24
ALTSCS CO., LTD.		—		1		—		1
RAND Bio Science Co., Ltd.		309		231		309		540
Star-Lord General Investors Private Real Estate Investment Company No.10		—		9,741		—		9,741

	￦	2,661	￦	8,379	￦	22,343	￦	30,722